Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of major components of the income tax (provision) / benefit

	Year ended December 31,
	2021	2020	2019
Current:
U.S. Operations		$—	$—
Foreign	675	1,024	2
Total current income tax provision / (benefit)	675	1,024	2
Deferred:
U.S. Operations	—	—	—
Foreign	(191)	(643)	(719)
Total deferred income tax provision / (benefit)	(191)	(643)	(719)
Total income tax provision / (benefit)	$484	$381	$(717)

Schedule of income (loss) from continuing operations before income taxes

	Year ended December 31,
	2021	2020	2019
U.S. Operations	$(31,499)	$(5,834)	$863
Foreign	(36,528)	(23,637)	(30,324)
Total	$(68,027)	$(29,471)	$(29,461)

Schedule of reasons for differences of annual income tax benefit (expense) and statutory federal income tax rate to the pretax (loss) income

	Year ended December 31,
	2021	2020	2019
U.S. Federal tax rate	21%	21%	21%
Expected income tax benefit (expense) at U.S. Federal tax rate	$(14,286)	$(6,189)	$(6,187)
Reconciling items:
Difference between statutory and foreign tax rate	(151)	654	1,796
Permanent differences	3,695	962	(373)
Change in valuation allowance	11,823	4,821	4,067
Difference in current versus future tax rates	(351)	(322)	—
Impact of changes in tax rates	(608)	693	(8)
Other	362	(238)	(12)
Income tax benefit (expense)	$484	$381	$(717)

Schedule of tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities

	As at December 31,
	2021	2020
Deferred tax assets:
Intangible assets	$91	$89
Exploration mineral interest	19,488	14,004
Net operating losses	22,498	17,249
Foreign capital losses	4,285	4,251
Share issuance costs	202	179
Convertible debt	960	—
Other	97	15
Total gross deferred tax assets	47,621	35,787
Less: valuation allowance	(45,619)	(35,521)
Net deferred tax assets	2,002	266
Deferred tax liabilities:
Exploration mineral interest	(6,303)	(4,585)
Intangible assets	—	(162)
Property, plant and equipment	(1,081)	(1,828)
Total gross deferred tax liabilities	(7,384)	(6,575)
Net deferred tax liability	$(5,382)	$(6,309)

Schedule of changes in the valuation allowance

	As at December 31,
	2021	2020
Balance, beginning of year	$(35,521)	$(30,742)
(Increase) decrease due to foreign currency translation	1,614	(195)
(Increase) related to non-utilization of deferred tax assets due to uncertainty of recovery and (increase) related to non-utilization of net operating loss carryforwards	(11,823)	(4,717)
Decrease related to utilization and expiration of deferred tax assets, other	111	242
Items in equity	—	(109)
Balance, end of year	(45,619)	(35,521)

Schedule of net operating loss carryforwards for income tax purposes

As of December 31, 2021, the Company has the following net operating loss carryforwards for income tax purposes:

Country	Losses	Expiry
U.S.A.	$24,651	2036 to 2041
Canada	44,790	2030 to 2041
China	21,697	2026 to 2031
Colombia	46	2030 to 2032
Peru	64	Indefinite